Income Tax (Details) - Schedule of income tax expenses - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Income Tax Expenses Abstract
Current income tax expense	$ 478,349	$ 16,875	$ 26,120
Deferred income tax expense (benefit)	(2,115,834)	325,281	65,871
Income tax expense (benefit)	$ (1,637,485)	$ 342,156	$ 91,991